Transactions with related parties (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	$ 29.6	$ 25.0	$ 30.2
Post-employment benefits	2.8	2.5	2.7
Equity-based compensation	47.4	42.5	46.3
Total	79.8	70.0	79.2
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	25.0	20.3	25.6
Post-employment benefits	2.8	2.5	2.7
Equity-based compensation	42.6	37.3	41.1
Total	70.4	60.1	69.4
Non-Executive Director [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	4.6	4.7	4.6
Equity-based compensation	4.8	5.2	5.2
Total	$ 9.4	$ 9.9	$ 9.8